DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2017
Management Commentary [Abstract]
DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS
1. DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS

Kirkland Lake Gold Ltd. (individually, or collectively with its subsidiaries, as applicable, “Kirkland Lake Gold”, or the "Company"), is a publicly listed entity incorporated in the province of Ontario, Canada. The Company’s common shares are listed on the Toronto Stock Exchange (“TSX”), the New York Stock Exchange under the symbol "KL" and on the Australian Securities Exchange under the symbol “KLA”. The Company’s head office, principal address and records office are located at 200 Bay Street, Suite 3120, Toronto, Ontario, Canada, M5J 2J1.

On November 30, 2016, Kirkland Lake Gold Inc. (“Old Kirkland Lake”), at the time a publicly listed company which owned and operated two mining complexes in Kirkland Lake as well as several exploration properties in the province of Ontario, completed an arrangement (the “Arrangement” – note 7) with Newmarket Gold Inc. (“Newmarket”), a publicly listed company which owned and operated several mines as well as various exploration properties in Australia. Under the Arrangement all existing Old Kirkland Lake common shares were exchanged into Newmarket common shares at a ratio of 1:2.1053. Old Kirkland Lake became a wholly-owned subsidiary of Newmarket, which was then renamed “Kirkland Lake Gold Ltd.” At the same time the Company completed a consolidation of the combined common shares on the basis of 0.475 post-consolidation shares for each one pre-consolidation share.

On January 26, 2016, Old Kirkland Lake acquired all the issued and outstanding common shares of St Andrew Goldfields Ltd. (”St Andrew” - note 7). St Andrew was a TSX listed Canadian based gold mining and exploration company with an extensive land package in the Timmins mining district in Ontario and held the Holt, Holloway and Taylor mines, together referred to as the Holt Complex.